EQUITY METHOD INVESTMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
EQUITY METHOD INVESTMENTS
Summary financial information related to Moelis Australia Holdings
	September 30, 2014	December 31, 2013
Total assets	$31,740	$38,465
Total liabilities	(6,327)	(15,760)

Net equity	$25,413	$22,705

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2014	2013	2014	2013
Total revenues	$9,863	$10,782	$17,443	$30,390
Total expenses	(7,653)	(7,304)	(23,375)	(25,213)

Net income (loss)	$2,210	$3,478	$(5,932)	$5,177

Ownership percentage	50%	50%	50%	50%
Income (loss) from equity method investment	$1,105	$1,739	$(2,966)	$2,588

    Summary financial information related to Moelis Australia Holdings is as follows:

	December 31,
	2013	2012	2011
Total assets	$38,465	$40,274	$41,990
Total liabilities	(15,760)	(18,432)	(20,895)

Net equity	$22,705	$21,842	$21,095

	For the Year ended December 31,
	2013	2012	2011
Total revenues	$41,668	$35,818	$52,342
Total expenses	(34,307)	(37,133)	(40,868)

Net income (loss)	$7,361	$(1,315)	$11,474

Ownership percentage	50%	50%	50%
Income (loss) from investment in joint venture	$3,681	$(658)	$5,737